Financial Information of Parent Company - Condensed Balance Sheets (Detail)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Nov. 24, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 142,624,020	$ 21,920,911	¥ 38,878,076	$ 5,975,455	¥ 49,010,541		¥ 181,482,300
Prepayments and other current assets, net	6,616,297	1,016,906	11,625,716
Total current assets	183,112,382	28,143,858	88,038,216
Investments in subsidiaries	48,243,558	7,414,899	163,037,501
TOTAL ASSETS	323,109,178	49,660,971	350,891,994
Current liabilities:
Accounts payable	37,129,671	5,706,726	37,038,856
Other payables and accruals	10,638,487	1,635,106	10,615,155
Warrants	3,742,271	575,177	16,357,737			¥ 57,300,000
Total current liabilities	819,445,350	125,946,444	573,749,023
Convertible notes			197,284,836
TOTAL LIABILITIES	819,445,350	125,946,444	806,175,318
SHAREHODERS' EQUITY
Ordinary shares	3,328,852	511,635	1,931,642
Additional paid-incapital	2,527,215,315	388,425,882	2,525,599,832
Statutory reserves	28,071,982	4,314,585	28,071,982
Accumulated other comprehensive loss	(16,445,748)	(2,527,665)	2,582,023
Accumulated deficit	(3,015,968,137)	(463,545,816)	(2,897,802,287)
Total shareholders' equity	(473,797,736)	(72,821,379)	(339,616,808)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	323,109,178	49,660,971	350,891,994
Parent Company
Current assets:
Cash and cash equivalents	18,733	2,879	58,919	$ 9,057	¥ 28,984		¥ 2,754,295
Prepayments and other current assets, net	59,008	9,069	974,277
Amounts due from intercompany	1,380,804,221	212,225,723	1,401,819,738
Total current assets	1,380,881,962	212,237,671	1,402,852,934
Investments in subsidiaries	(1,586,024,281)	(243,767,468)	(1,522,384,543)
TOTAL ASSETS	(205,142,319)	(31,529,797)	(119,531,609)
Current liabilities:
Accounts payable	0	0	0
Other payables and accruals	4,350,126	668,602	6,442,626
Warrants	3,742,271	575,177	16,357,737
Convertible notes	260,563,020	40,047,803
Total current liabilities	268,655,417	41,291,582	22,800,363
Convertible notes			197,284,836
TOTAL LIABILITIES	268,655,417	41,291,582	220,085,199
SHAREHODERS' EQUITY
Ordinary shares	3,328,852	511,635	1,931,642
Additional paid-incapital	2,527,215,315	388,425,882	2,525,599,832
Statutory reserves	28,071,982	4,314,585	28,071,982
Accumulated other comprehensive loss	(16,445,748)	(2,527,665)	2,582,023
Accumulated deficit	(3,015,968,137)	(463,545,816)	(2,897,802,287)
Total shareholders' equity	(473,797,736)	(72,821,379)	(339,616,808)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	¥ (205,142,319)	$ (31,529,797)	¥ (119,531,609)